SCHEDULE OF CARRYING VALUE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Oct. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2021 (Remaining)	$ 68
2021	273	$ 289
2022	273	289
2023	273	289
2024	273	289
Thereafter	2,131	1,816
Total	$ 3,291	3,261
2025		$ 289